Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Other reserves	£ (77)	£ (2,192)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	3,671	4,772
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,366)	(1,560)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(3,707)	(7,235)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(240)	467
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	£ 1,565	£ 1,364